Offerings	Aug. 04, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of:
Maximum Aggregate Offering Price	$ 17,471,166
Amount of Registration Fee	$ 2,674.84
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of Ordinary Shares that the representative of the underwriters has the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	(i) Ordinary shares, no par value
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of Ordinary Shares that the representative of the underwriters has the option to purchase to cover over-allotments, if any.No separate fee is required pursuant to Rule 457(i) of the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	(ii) Common Warrants to purchase ordinary shares
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of Ordinary Shares that the representative of the underwriters has the option to purchase to cover over-allotments, if any.No separate fee is required pursuant to Rule 457(i) of the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of Ordinary Shares that the representative of the underwriters has the option to purchase to cover over-allotments, if any.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares issuable upon exercise of the common warrants
Maximum Aggregate Offering Price	$ 21,838,957.50
Amount of Registration Fee	$ 3,343.55
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of Ordinary Shares that the representative of the underwriters has the option to purchase to cover over-allotments, if any.There will be issued a warrants, each, a Warrant, each to purchase one Ordinary Share, for every one Ordinary Share offered. The Warrants are exercisable at a per share price equal to 125% of the public offering price per share.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares issuable upon exercise of the Representative's Warrants
Maximum Aggregate Offering Price	$ 1,091,947.88
Amount of Registration Fee	$ 167.18
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of Ordinary Shares that the representative of the underwriters has the option to purchase to cover over-allotments, if any.